Stock-based Compensation Plans - Stock Options, Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	686,000	852,000
Exercise price (CAD per share)	$ 58.40	$ 47.57
Grant date fair value (CAD per share)	$ 4.20	$ 3.70
Options
Valuation assumptions:
Dividend yield (percent)	3.70%	3.80%
Expected volatility (percent)	15.80%	15.20%
Risk-free interest rate	1.20%	1.80%
Weighted average expected life (years)	5 years 2 months 12 days	5 years 7 months 6 days
Volume weighted average share price (period)	5 days